Commitments and Contingencies Operating leases (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments as of December 31, 2012 are as follows:

Year ending December 31:
2013	$12
2014	11
2015	8
2016	7
2017	6
Thereafter	15
Total future minimum lease payments	$59
As of December 31, 2012, future contractual minimums are as follows:

Year ending December 31:
2013	$142
2014	142
2015	129
2016	129
2017	116
Thereafter	1,049
$1,707